Fixed assets (Tables)	12 Months Ended
Dec. 31, 2023
Fixed assets
Schedule of gains (losses) on disposal of fixed assets

(in millions of euros)	2023	2022	2021

Transfer price(1)	292	347	163
Net book value of assets sold	(201)	(187)	(111)
Proceeds from the disposal of fixed assets	91	159	52

(1)	The proceeds from disposal of fixed assets is used to calculate eCAPEX. This operating performance indicator relates to acquisition of property, plant and equipment and intangible assets excluding telecommunication licenses and financed assets, net of the price of disposal of fixed assets.

Schedule of depreciation periods

Main assets	Depreciation period (average)
Brands acquired	Up to 15 years, except for the Orange brand with indefinite useful life
Customer bases acquired	Expected life of the commercial relationship: 3 to 21 years
Mobile network licenses	Grant period from the date when the network is technically ready and the service can be marketed
Indefeasible Rights of Use of submarine and terrestrial cables	Shorter of the expected period of use and the contractual period, generally less than 20 years
Patents	20 years maximum
Software	5 years maximum
Development costs	3 to 5 years
Buildings	10 to 30 years
Transmission and other network equipment	5 to 10 years
Copper cables, optical fiber and civil works	10 to 30 years
Computer hardware	3 to 5 years

Schedule of impairment of fixed assets

(in millions of euros)	2023	2022	2021
Mobile Financial Services(1)	(42)	(21)	—
Poland	(5)	(2)	(11)
France	(1)	(15)	(1)
International Carriers & Shared Services	1	0	(2)
Orange Business	8	(20)	0
Other	(8)	1	(2)
Total of impairment of fixed assets	(47)	(56)	(17)

(1)In 2023, the impairment of fixed assets is the result of the freezing of some IT developments.

In 2022, the impairment of fixed assets resulted from impairment tests on Cash-Generating Units (CGUs), described in Note 7.1.

Schedule of other assumptions that affect the assessment of the recoverable amount

	December 31,	December 31,	December 31,
	2023	2022	2021
Basis of recoverable amount	Value in use	Value in use	Value in use
Used source	Internal plan	Internal plan	Internal plan
Methodology	Discounted net fees	Discounted net fees	Discounted net fees
Perpetuity growth rate	1.4%	1.4%	1.3%
Post-tax discount rate	8.5%	8.2%	7.7%
Pre-tax discount rate	11.0%	10.5%	9.8%

The sensitivity analysis did not highlight any risk of impairment of the Orange brand.

Schedule of other intangible assets, information on telecommunication licenses, and capitalized expenditure on intangible assets

	December 31, 2023				December 31,	December 31,
					2022	2021
	Gross value	Accumulated	Accumulated	Net book	Net book	Net book
		depreciation	impairment	value	value	value
		and
(in millions of euros)		amortization
Telecommunications licenses	12,891	(5,962)	(52)	6,878	6,869	6,691
Software	14,400	(9,951)	(106)	4,344	4,280	4,331
Orange brand	3,133	—	—	3,133	3,133	3,133
Other brands	1,106	(145)	(897)	65	60	69
Customer bases	5,443	(5,085)	(14)	344	246	346
Other intangible assets	2,089	(1,553)	(201)	335	358	370
Total	39,063	(22,695)	(1,269)	15,098	14,946	14,940

(in millions of euros)	2023	2022	2021
Net book value of other intangible assets - in the opening balance	14,946	14,940	15,135
Acquisitions of other intangible assets	2,365	2,678	2,842
o/w telecommunications licenses(1)	721	1,060	926
Impact of changes in the scope of consolidation(2)	208	35	(888)
Disposals	(7)	(5)	(4)
Depreciation and amortization	(2,332)	(2,418)	(2,363)
Impairment	(48)	(33)	(40)
Translation adjustment	(69)	(245)	92
Reclassifications and other items(3)	35	(7)	165
Net book value of other intangible assets - in the closing balance	15,098	14,946	14,940

(1)	In 2023, mainly includes the purchase of 5G licenses in Belgium for 303 million euros and the 5G license in Poland for 121 million euros.

In 2022, mainly included the acquisition of the 5G licenses in Romania for 319 million euros and in Belgium for 213 million euros, and for the 2600 MHz band license in Egypt for 311 million euros.

In 2021, included the acquisition of the 5G license in Spain for 611 million euros and the renewals in France of the 2G licenses for 207 million euros and the 3G licenses for 57 million euros.

(2)	In 2023, mainly includes the effects of the acquisition of VOO for 166 million euros (see Note 3.2).

In 2021, mainly included the effects of the loss of exclusive control on Orange Concessions (see Note 3.2).

(3)	In 2021, mainly included incentive bonus fees on penetration rates and business continuity payable by the Public Initiative Networks to the local authorities for 195 million euros.

Internal costs capitalized as intangible assets

Internal costs capitalized as intangible assets include to labor expenses and amount to 423 million euros in 2023, 418 million euros in 2022, and 399 million euros in 2021.

Information on telecommunications licenses at December 31, 2023

Orange’s principal commitments under licenses awarded are disclosed in Note 16.

To take into account the principle of technological neutrality, Orange now presents licenses by frequency band rather than by technology. As a result, the presentation of information relating to licenses was changed with effect from 2023.

(in millions of euros)	Frequency band	Gross value	Net book value	Residual useful life(1)
France	700 MHz	960	699	11.9 to 14.6
	800 MHz	932	413	8.0 to 12.9
	900 MHz	93	67	1.3 to 7.3
	1,800 MHz	117	83	1.3 to 12.9
	2.1 GHz	343	135	1.3 to 7.6
	2.6 GHz	302	126	7.8 to 12.9
	3.4 - 3.8 GHz	876	695	11.9 to 14.6
		3,624	2,219
Spain	700 MHz	547	498	17.8
	800 MHz	474	221	7.3
	900 MHz	127	57	7.0
	2.6 GHz	102	54	7.0 to 19.4
	3.4 - 3.8 GHz	494	397	7.0 to 14.9
	Other	851	28
		2,596	1,254
Poland	800 MHz	703	334	7.1
	2.1 GHz	81	76	14.0
	3.4 - 3.8 GHz	126	126	15.0
	Other	217	58
		1,127	594
Morocco	900 MHz	742	122	7.2
	Other	214	118
		956	241
Romania	700 MHz	136	131	24.0
	900 MHz	173	50	5.3
	1,500 MHz	62	60	24.0
	3.4 - 3.8 GHz	120	120	22.0
	Other	417	136
		909	497
Egypt	2.1 GHz	237	132	7.8
	2.6 GHz	294	283	10.1
	Other	311	65
		842	481
Belgium	700 MHz	146	137	18.7
	800 MHz	138	75	10.9
	900 MHz	83	79	19.0
	1,400 MHz	89	87	19.6
	2.1 GHz	82	78	19.0
	3.4 - 3.8 GHz	67	62	16.3
	Other	75	56
		680	573
Jordan	900 MHz	196	71	25.4
	2.6 GHz	68	51	29.4 to 34.8
	3.4 - 3.8 GHz	64	62	24.2
	Other	190	71
		518	255
Other countries		1,639	762
Total		12,891	6,878

(1)	In number of years, at December 31, 2023.

Schedule of property, plant and equipment

	December 31, 2023				December 31,	December 31,
					2022	2021
(in millions of euros)	Gross value	Accumulated	Accumulated	Net book	Net book	Net book
		depreciation	impairment	value	value	value
		and
		amortization
Networks and devices	104,303	(74,208)	(388)	29,707	28,088	27,155
Land and buildings	8,302	(5,783)	(230)	2,289	2,299	2,117
IT equipment	3,767	(3,001)	(2)	763	793	784
Other property, plant and equipment	1,739	(1,299)	(6)	434	460	428
Total property, plant and equipment	118,111	(84,291)	(627)	33,193	31,640	30,484

(in millions of euros)	2023	2022	2021
Net book value of property, plant and equipment - in the opening balance	31,640	30,484	29,075
Acquisitions of property, plant and equipment	5,698	6,329	5,947
o/w financed assets	233	229	40
Impact of changes in the scope of consolidation (1)	1,142	262	130
Disposals and retirements	(192)	(181)	(102)
Depreciation and amortization	(5,109)	(4,725)	(4,796)
o/w fixed assets (2)	(4,980)	(4,618)	(4,712)
o/w financed assets	(129)	(107)	(84)
Impairment	1	(23)	(5)
Translation adjustment	13	(291)	129
Reclassifications and other items (3)	1	(216)	105
Net book value of property, plant and equipment - in the closing balance	33,193	31,640	30,484

(1)In 2023, mainly includes the effects of the acquisition of VOO for 1,132 million euros (see Note 3.2).

In 2022, included 261 million euros for the purchase price allocation of Telekom Romania Communications (see Note 3.2).

In 2021, mainly related to the effects of the acquisition of Telekom Romania Communications and the loss of exclusive control on the FiberCo in Poland (see Note 3.2).

(2)	Includes the effect of extending the amortization period for the copper network in France from 2022, resulting in a reduction in depreciation and amortization of around 130 million euros from 2022.
(3)In 2022, mainly included the effect of the increase in discount rates on dismantling assets (see Note 8.7).

Schedule of reconciliation of fixed asset payable

(in millions of euros)	2023	2022	2021
Fixed assets payable - in the opening balance	4,581	4,481	4,640
Business related variations	(45)	124	(206)
o/w telecommunication licences payable(1)	214	51	143
Changes in the scope of consolidation(2)	9	—	(199)
Translation adjustment	(15)	(54)	31
Reclassifications and other items(3)	4	30	216
Fixed assets payable - in the closing balance	4,534	4,581	4,481
o/w long-term fixed assets payable	1,608	1,480	1,370
o/w short-term fixed assets payable	2,926	3,101	3,111

(1)	In 2023, includes 85 million euros for the acquisition of the 5G license in Belgium and 77 million euros for the acquisition of the 5G license in Poland.

In 2022, included 241 million euros relating to the acquisition of the 5G license in Romania, and (153) million euros paid out for 5G licenses in France.

In 2021, included 192 million euros relating to the acquisition of 5G in Spain and (150) million euros paid out for the 5G license in France.

(2)	In 2021, included (241) million euros resulting from the loss of exclusive control on Orange Concessions (see Note 3.2).
(3)	In 2021, mainly included incentive bonus fees on penetration rates and business continuity payable by the Public Initiative Networks to the local authorities for 195 million euros.

Schedule of reconciliation of provisions for dismantling

(in millions of euros)	2023	2022	2021
Dismantling provisions - in the opening balance	696	897	901
Provision reversal with impact on income statement	—	—	—
Discounting with impact on income statement	23	36	11
Utilizations without impact on income statement	(29)	(20)	(18)
Changes in provision with impact on assets(1)	35	(221)	3
Changes in the scope of consolidation	2	—	—
Translation adjustment	11	(5)	—
Reclassifications and other items	—	10	—
Dismantling provisions - in the closing balance	738	696	897
o/w non-current provisions	698	670	876
o/w current provisions	40	26	21

(1)In 2023 and 2022, mainly includes the effect of the increase in discount rates.